Note 1 - Presentation of Interim Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.            Presentation of Interim Information

First Capital, Inc. (“Company”) is the savings and loan holding company for First Harrison Bank (“Bank”). The information presented in this report relates primarily to the Bank's operations. First Harrison Investments, Inc. and First Harrison Holdings, Inc. are wholly-owned Nevada corporate subsidiaries of the Bank that jointly own First Harrison, LLC, a Nevada limited liability corporation that holds and manages an investment portfolio. First Harrison REIT, Inc. (“REIT”) was incorporated as a wholly-owned subsidiary of First Harrison Holdings, Inc. to hold a portion of the Bank’s real estate mortgage loan portfolio. On January 21, 2009, the REIT issued 105 shares of 12.5% redeemable cumulative preferred stock with an aggregate liquidation value of $105,000 in a private placement offering in order to satisfy certain ownership requirements to qualify as a real estate investment trust. At June 30, 2015, this noncontrolling interest represented 0.2% ownership of the REIT. On September 23, 2014, the Company formed FHB Risk Mitigation Services, Inc. (“Captive”). The Captive is a wholly-owned insurance subsidiary of the Company that provides property and casualty insurance coverage to the Company, the Bank and the Bank’s subsidiaries, and reinsurance to five other third party insurance captives for which insurance may not be currently available or economically feasible in the insurance marketplace.

In the opinion of management, the unaudited consolidated financial statements include all adjustments considered necessary to present fairly the financial position as of June 30, 2015, and the results of operations for the three months and six months ended June 30, 2015 and 2014 and the cash flows for the six months ended June 30, 2015 and 2014. All of these adjustments are of a normal, recurring nature. Such adjustments are the only adjustments included in the unaudited consolidated financial statements. Interim results are not necessarily indicative of results for a full year or any other period.

The accompanying unaudited consolidated financial statements and notes have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial statements and are presented as permitted by the instructions to Form 10-Q. Accordingly, they do not contain certain information included in the Company’s annual audited consolidated financial statements and related footnotes for the year ended December 31, 2014 included in the Company’s Annual Report on Form 10-K.

The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

(1)           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

First Capital, Inc. (the Company) is the savings and loan holding company of First Harrison Bank (the Bank), a wholly-owned subsidiary.  The Bank is a federally-chartered savings bank which provides a variety of banking services to individuals and business customers through twelve locations in southern Indiana. The Bank’s primary source of revenue is real estate mortgage loans.  The Bank originates mortgage loans for sale in the secondary market and also sells non-deposit investment products through a financial services division.  First Harrison Investments, Inc. and First Harrison Holdings, Inc. are wholly-owned Nevada corporate subsidiaries of the Bank that jointly own First Harrison, LLC, a Nevada limited liability company that holds and manages an investment securities portfolio.   First Harrison REIT, Inc. is a wholly-owned subsidiary of First Harrison Holdings, Inc. which holds a portion of the Bank’s real estate mortgage loan portfolio.  On September 23, 2014, the Company formed FHB Risk Mitigation Services, Inc. (“Captive”).  The Captive is a wholly-owned insurance subsidiary of the Company that provides property and casualty insurance coverage to the Company, the Bank and the Bank’s subsidiaries, and reinsurance to five other third party insurance captives, for which insurance may not be currently available or economically feasible in the insurance marketplace.

Basis of Consolidation and Reclassifications

The consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared in accordance with generally accepted accounting principles in the United States of America and conform to general practices in the banking industry.  Intercompany balances and transactions have been eliminated.  Certain prior year amounts have been reclassified to conform to the current year presentation.

Statements of Cash Flows

For purposes of the statements of cash flows, the Company has defined cash and cash equivalents as cash on hand, amounts due from banks (including cash items in process of clearing), interest-bearing deposits with other banks with an original maturity of 90 days or less, and federal funds sold.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans.  In connection with the determination of the allowance for loan losses and foreclosed real estate, management obtains independent appraisals for significant properties.

A majority of the Bank’s loan portfolio consists of single-family residential and commercial real estate loans in the southern Indiana area.  Accordingly, the ultimate collectability of a substantial portion of the Bank’s loan portfolio and the recovery of the carrying amount of foreclosed real estate are susceptible to changes in local market conditions.

While management uses available information to recognize losses on loans and foreclosed real estate, further reductions in the carrying amounts of loans and foreclosed real estate may be necessary based on changes in local economic conditions.  In addition, regulatory agencies, as an integral part of their examination process, periodically review the estimated losses on loans and foreclosed real estate.  Such agencies may require the Bank to recognize additional losses based on their judgments about information available to them at the time of their examination.  Because of these factors, it is reasonably possible that the estimated losses on loans and foreclosed real estate may change materially in the near term.  However, the amount of the change that is reasonably possible cannot be estimated.

Investment Securities

Securities Available for Sale:  Securities available for sale consist primarily of mortgage-backed and other debt securities and are stated at fair value.  The Company holds mortgage-backed securities and other debt securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, and the Federal National Mortgage Association (FNMA),  the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB), government-sponsored enterprises (collectively referred to as government agencies), as well as collateralized mortgage obligations (CMOs) and other mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities.  CMOs are complex mortgage-backed securities that restructure the cash flows and risks of the underlying mortgage collateral.  The Company also holds debt securities issued by municipalities and political subdivisions of state and local governments.

Amortization of premiums and accretion of discounts are recognized in interest income using methods approximating the interest method over the period to maturity, adjusted for anticipated prepayments.  Unrealized gains and losses, net of tax, on securities available for sale are included in other comprehensive income and the accumulated unrealized holding gains and losses are reported as a separate component of equity until realized.  Realized gains and losses on the sale of securities available for sale are determined using the specific identification method and are included in other noninterest income and, when applicable, are reported as a reclassification adjustment, net of tax, in other comprehensive income.

Securities Held to Maturity:  Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for amortization of premiums and accretion of discounts that are recognized in interest income using methods approximating the interest method over the period to maturity, adjusted for anticipated prepayments.  The Company classifies certain mortgage-backed securities as held to maturity.

Declines in the fair value of individual available for sale and held to maturity securities below their amortized cost that are other than temporary result in write-downs of the individual securities to their fair value.  The related write-downs are included in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than amortized cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Bank to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value.

Investments in non-marketable equity securities such as FHLB stock and companies in which the Company has less than a 20% interest are carried at cost.  Dividends received from these investments are included in dividend income, and dividends received in excess of the Company’s proportionate share of accumulated earnings are applied as a reduction of the cost of the investment.  Impairment testing on these investments is based on applicable accounting guidance and the cost basis is reduced when impairment is deemed to be other-than-temporary.

Loans and Allowance for Loan Losses

Loans Held for Investment

Loans are stated at unpaid principal balances, less net deferred loan fees and the allowance for loan losses. The Bank grants real estate mortgage, commercial business and consumer loans.  A substantial portion of the loan portfolio is represented by mortgage loans to customers in southern Indiana.  The ability of the Bank’s customers to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loan origination and commitment fees, as well as certain direct costs of underwriting and closing loans, are deferred and amortized as a yield adjustment to interest income over the lives of the related loans using the interest method.  Amortization of net deferred loan fees is discontinued when a loan is placed on nonaccrual status.

Nonaccrual Loans

The recognition of income on a loan is discontinued and previously accrued interest is reversed when interest or principal payments become 90 days past due unless, in the opinion of management, the outstanding interest remains collectible.  Past due status is determined based on contractual terms.  Generally, by applying the cash receipts method, interest income is subsequently recognized only as received until the loan is returned to accrual status.  The cash receipts method is used when the likelihood of further loss on the loan is remote.  Otherwise, the Company applies the cost recovery method and applies all payments as a reduction of the unpaid principal balance until the loan qualifies for return to accrual status.  Interest income on impaired loans is recognized using the cost recovery method, unless the likelihood of further loss on the loan is remote.

A loan is restored to accrual status when all principal and interest payments are brought current and the borrower has demonstrated the ability to make future payments of principal and interest as scheduled, which generally requires that the borrower demonstrate a period of performance of at least six consecutive months.

Impaired Loans

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Values for collateral dependent loans are generally based on appraisals obtained from independent licensed real estate appraisers, with adjustments applied for estimated costs to sell the property, costs to complete unfinished or repair damaged property and other factors.  New appraisals are generally obtained for all significant properties when a loan is identified as impaired, and a property is considered significant if the value of the property is estimated to exceed $200,000.  Subsequent appraisals are obtained as needed or if management believes there has been a significant change in the market value of a collateral property securing a collateral dependent impaired loan.  In instances where it is not deemed necessary to obtain a new appraisal, management bases its impairment and allowance for loan loss analysis on the original appraisal with adjustments for current conditions based on management’s assessment of market factors and management’s inspection of the property.

Troubled Debt Restructurings

Modification of a loan is considered to be a troubled debt restructuring (TDR) if the debtor is experiencing financial difficulties and the Company grants a concession to the debtor that it would not otherwise consider.  By granting the concession, the Company expects to obtain more cash or other value from the debtor, or to increase the probability of receipt, than would be expected by not granting the concession.  The concession may include, but is not limited to, reduction of the stated interest rate of the loan, reduction of accrued interest, extension of the maturity date or reduction of the face amount of the debt.  A concession will be granted when, as a result of the restructuring, the Company does not expect to collect all amounts due, including interest at the original stated rate.  A concession may also be granted if the debtor is not able to access funds elsewhere at a market rate for debt with similar risk characteristics as the restructured debt.  The Company’s determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

A TDR can involve loans remaining on nonaccrual, moving to nonaccrual, or continuing on accrual status, depending on the individual facts and circumstances of the borrower.  A TDR on nonaccrual status is restored to accrual status when the borrower has demonstrated the ability to make future payments in accordance with the restructured terms, which generally requires that the borrower demonstrate a period of performance of at least six consecutive months in accordance with the restructured terms including consistent and timely payments.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The Company uses a disciplined process and methodology to evaluate the allowance for loan losses on at least a quarterly basis that is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components.  The specific component relates to loans that are individually evaluated for impairment or loans otherwise classified as doubtful, substandard, or special mention.  For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.

The general component covers non-classified loans and classified loans that are found, upon individual evaluation, to not be impaired.  Such loans are pooled by segment and losses are modeled using annualized historical loss experience adjusted for qualitative factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior five years unless the historical loss experience is not considered indicative of the level of risk in the remaining balance of a particular portfolio segment, in which case an adjustment is determined by management.  The Company’s historical loss experience is then adjusted by an overall loss factor weighting adjustment based on a qualitative analysis prepared by management and reviewed on a quarterly basis.  The overall loss factor considers changes in underwriting standards, economic conditions, changes and trends in past due and classified loans and other internal and external factors.  Prior to 2014, management used a three-year historical loss period as the basis for its allowance for loan loss methodology.  However, based on the Company’s loss history and changes in the loan portfolio, management determined that a five-year loss history was appropriate and updated its methodology in 2014.

Management also applies additional loss factor multiples to loans classified as watch, special mention and substandard that are not individually evaluated for impairment.  The loss factor multiples for classified loans are based on management’s assessment of historical trends regarding losses experienced on classified loans in prior periods.  See Note 4 for additional discussion of the qualitative factors utilized in management’s allowance for loan losses methodology at December 31, 2014 and 2013.

Management exercises significant judgment in evaluating the relevant historical loss experience and the qualitative factors.  Management also monitors the differences between estimated and actual incurred loan losses for loans considered impaired in order to evaluate the effectiveness of the estimation process and make any changes in the methodology as necessary.

The following portfolio segments are considered in the allowance for loan loss analysis:  residential real estate, land, construction, commercial real estate, commercial business, home equity and second mortgage, and other consumer loans.

Residential real estate loans primarily consist of loans to individuals for the purchase or refinance of their primary residence, with a smaller portion of the segment secured by non-owner-occupied residential investment properties and multi-family residential investment properties.  The risks associated with residential real estate loans are closely correlated to the local housing market and general economic conditions, as repayment of the loans is primarily dependent on the borrowers’ or tenants’ personal cash flow and employment status.

Land loans primarily consist of loans secured by farmland and vacant land held for investment purposes.  The risks associated with land loans are related to the market value of the property taken as collateral and the underlying cash flows for loans secured by farmland, and general economic conditions.

The Company’s construction loan portfolio consists of single-family residential properties, multi-family properties and commercial projects, and includes both owner-occupied and speculative investment properties.  Risks inherent in construction lending are related to the market value of the property held as collateral, the cost and timing of constructing or improving a property, the borrower’s ability to use funds generated by a project to service a loan until a project is completed, movements in interest rates and the real estate market during the construction phase, and the ability of the borrower to obtain permanent financing.

Commercial real estate loans are comprised of loans secured by various types of collateral including office buildings, warehouses, retail space and mixed use buildings located in the Company’s primary lending area.  Risks related to commercial real estate lending are related to the market value of the property taken as collateral, the underlying cash flows and general economic condition of the local real estate market.  Repayment of these loans is generally dependent on the ability of the borrower to attract tenants at lease rates that provide for adequate debt service and can be impacted by local economic conditions which impact vacancy rates.  The Company generally obtains loan guarantees from financially capable parties for commercial real estate loans.

Commercial business loans includes lines of credit to businesses, term loans and letters of credit secured by business assets such as equipment, accounts receivable, inventory, or other assets excluding real estate and are generally made to finance capital expenditures or fund operations.  Commercial loans contain risks related to the value of the collateral securing the loan and the repayment is primarily dependent upon the financial success and viability of the borrower.  As with commercial real estate loans, the Company generally obtains loan guarantees from financially capable parties for commercial business loans.

Home equity and second mortgage loans and other consumer loans consist primarily of home equity lines of credit and other loans secured by junior liens on the borrower’s personal residence, home improvement loans, automobile and truck loans, boat loans, mobile home loans, loans secured by savings deposits, credit cards and other personal loans.  The risk associated with these loans is related to the local housing market and local economic conditions including the unemployment level.

Loan Charge-Offs

For portfolio segments other than consumer loans, the Company’s practice is to charge-off any loan or portion of a loan when the loan is determined by management to be uncollectible due to the borrower’s failure to meet repayment terms, the borrower’s deteriorating or deteriorated financial condition, the depreciation of the underlying collateral, the loan’s classification as a loss by regulatory examiners, or for other reasons.  A partial charge-off is recorded on a loan when the uncollectibility of a portion of the loan has been confirmed, such as when a loan is discharged in bankruptcy, the collateral is liquidated, a loan is restructured at a reduced principal balance, or other identifiable events that lead management to determine the full principal balance of the loan will not be repaid.  A specific reserve is recognized as a component of the allowance for estimated losses on loans individually evaluated for impairment.  Partial charge-offs on nonperforming and impaired loans are included in the Company’s historical loss experience used to estimate the general component of the allowance for loan losses as discussed above.  Specific reserves are not considered charge-offs in management’s evaluation of the general component of the allowance for loan losses because they are estimates and the outcome of the loan relationship is undetermined.

During 2014 and 2013, the Company recognized partial charge-offs totaling $67,000 and $68,000, respectively.  At December 31, 2014, the Company had 12 loans with an aggregate recorded investment of $757,000 and an aggregate unpaid principal balance of $1.4 million on which partial charge-offs of $472,000 had been recorded.  At December 31, 2013, the Company had 11 loans with an aggregate recorded investment of $900,000 and an aggregate unpaid principal balance of $1.4 million on which partial charge-offs of $446,000 had been recorded

Consumer loans not secured by real estate are typically charged off at 90 days past due, or earlier if deemed uncollectible, unless the loans are in the process of collection.  Overdrafts are charged off after 45 days past due.  Charge-offs are typically recorded on loans secured by real estate when the property is foreclosed upon.

Foreclosed Real Estate

Foreclosed real estate includes formally foreclosed property held for sale.  At the time of foreclosure, foreclosed real estate is recorded at fair value less estimated costs to sell, which becomes the property’s new basis.  Any write-downs based on the property’s fair value at the date of acquisition are charged to the allowance for loan losses.  After foreclosure, valuations are periodically performed by management and property held for sale is carried at the lower of the new cost basis or fair value less cost to sell.  Costs incurred in maintaining foreclosed real estate and subsequent impairment adjustments to the carrying amount of a property, if any, are included in other noninterest expense.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  The Company uses the straight line method of computing depreciation at rates adequate to amortize the cost of the applicable assets over their estimated useful lives.  Maintenance and repairs are expensed as incurred.  The cost and related accumulated depreciation of assets sold, or otherwise disposed of, are removed from the related accounts and any gain or loss is included in earnings.

Goodwill and Other Intangibles

Goodwill recognized in a business combination represents the excess of the cost of the acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed.  Goodwill is carried at its implied fair value and is evaluated for possible impairment at least annually or more frequently upon the occurrence of an event or change in circumstances that would more likely than not reduce the fair value of the reporting unit below its carrying amount.  Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator.  If the carrying amount of the goodwill exceeds its implied fair value, an impairment loss is recognized in earnings equal to that excess amount.  The loss recognized cannot exceed the carrying amount of goodwill.  After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill is its new accounting basis.

Other intangible assets consist of acquired core deposit intangibles.  Core deposit intangibles are amortized over the estimated economic lives of the acquired core deposits.  The carrying amount of core deposit intangibles and the remaining estimated economic life are evaluated annually or whenever events or circumstances indicate the carrying amount may not be recoverable or the remaining period of amortization requires revision.  After an impairment loss is recognized, the adjusted carrying amount of the intangible asset is its new accounting basis.  All core deposit intangibles had been fully amortized as of December 31, 2012.

Securities Lending and Financing Arrangements

Securities purchased under agreements to resell (reverse repurchase agreements) and securities sold under agreements to repurchase (repurchase agreements) are treated as collateralized lending and borrowing transactions, respectively, and are carried at the amounts at which the securities were initially acquired or sold.

Mortgage Banking Activities

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market value.  Aggregate market value is determined based on the quoted prices under a “best efforts” sales agreement with a third party.  Net unrealized losses are recognized through a valuation allowance by charges to income.  Realized gains on sales of mortgage loans are included in noninterest income.  Mortgage loans are sold with servicing released.

Commitments to originate mortgage loans held for sale are considered derivative financial instruments to be accounted for at fair value.  The Bank’s mortgage loan commitments subject to derivative accounting are fixed-rate mortgage loan commitments at market rates when initiated.  At December 31, 2014, the Bank had commitments to originate $306,000 in fixed-rate mortgage loans intended for sale in the secondary market after the loans are closed.  Fair value is estimated based on fees that would be charged on commitments with similar terms.

Cash Surrender Value of Life Insurance

The Bank has purchased life insurance policies on certain directors, officers and key employees to offset costs associated with the Bank’s compensation and benefit programs.  Bank-owned life insurance is recorded at the amount that can be realized under the insurance contracts at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Stock-Based Compensation

The Company has adopted the fair value based method of accounting for stock-based compensation prescribed in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718 for its stock plans.

Advertising Costs

Advertising costs are charged to operations when incurred.

Income Taxes

When income tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while other positions are subject to some degree of uncertainty regarding the merits of the position taken or the amount of the position that would be sustained.  The Company recognizes the benefits of a tax position in the consolidated financial statements of the period during which, based on all available evidence, management believes it is more-likely-than-not (more than 50 percent probable) that the tax position would be sustained upon examination.  Income tax positions that meet the more-likely-than-not threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.  The portion of the benefits associated with the income tax positions claimed on income tax returns that exceeds the amount measured as described above is reflected as a liability for unrecognized income tax benefits in the consolidated balance sheet, along with any associated interest and penalties that would be payable to the taxing authorities, if there were an examination.  Interest and penalties associated with unrecognized income tax benefits are classified as additional income taxes in the statement of income.

Income taxes are provided for the tax effects of the transactions reported in the financial statements and consist of taxes currently due plus deferred income taxes.  Income tax reporting and financial statement reporting rules differ in many respects.  As a result, there will often be a difference between the carrying amount of an asset or liability as presented in the accompanying consolidated balance sheets and the amount that would be recognized as the tax basis of the same asset or liability computed based on the effects of tax positions recognized, as described in the preceding paragraph.  These differences are referred to as temporary differences because they are expected to reverse in future years.  Deferred income tax assets are recognized for temporary differences where their future reversal will result in future tax benefits.  Deferred income tax assets are also recognized for the future tax benefits expected to be realized from net operating loss or tax credit carryforwards.  Deferred income tax liabilities are recognized for temporary differences where their future reversal will result in the payment of future income taxes.  Deferred income tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realized.  Deferred tax assets and liabilities are reflected at income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled.  As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings per Common Share

Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the periods presented.  Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock options, restricted stock and other potentially dilutive securities outstanding.  Earnings and dividends per share are restated for stock splits and dividends through the date of issuance of the financial statements.

Comprehensive Income

Comprehensive income consists of reported net income and other comprehensive income.  Other comprehensive income refers to revenue, expenses, gains and losses that are recorded as an element of equity but are excluded from reported net income.  Other comprehensive income includes changes in the unrealized gains and losses on securities available for sale.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Recent Accounting Pronouncements

The following are summaries of recently issued or adopted accounting pronouncements that impact the accounting and reporting practices of the Company:

In January 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40), Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure.  The objective of the amendments in this update is to reduce diversity in practice by clarifying when an in-substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized.  The amendments in the update clarify that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure, or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.  Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor, and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction.  The amendments in the update are effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014.  The adoption of this update is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606).  The update provides a five-step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are included in the scope of other standards).  The guidance requires an entity to recognize the revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.  For public entities, the guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, and must be applied either retrospectively or using the modified retrospective approach.  Early adoption is not permitted.  Management is evaluating the new guidance, but does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial position or results of operations.

In August 2014, the FASB issued ASU No. 2014-14, Trouble Debt Restructurings by Creditors (Subtopic 310-40).  The update addresses the classification of certain foreclosed mortgage loans held by creditors that are either fully or partially guaranteed under government programs (e.g. FHA, VA, HUD).  For public entities, the guidance is effective for annual reporting periods, and interim periods within those annual periods, beginning after December 15, 2014.  The adoption of this update is not expected to have a material impact on the Company’s consolidated financial position or results of operations.